UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number: 028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   February 10, 2006


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 86


Form 13F Information Table Value Total: $115,672





List of Other Included Managers:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      298     7550 SH       SOLE                     7100               450
Altria Group                   COM              02209S103     2497    33424 SH       SOLE                    30949              2475
American Int'l Group           COM              026874107     2207    32341 SH       SOLE                    28016              4325
Anheuser-Busch                 COM              035229103     4727   110040 SH       SOLE                    90365             19675
Arrow International            COM              042764100      386    13300 SH       SOLE                     9800              3500
Avon Products                  COM              054303102      645    22575 SH       SOLE                    19050              3525
Berkshire Hathaway A           COM              084670108     3988       45 SH       SOLE                       29                16
Berkshire Hathaway B           COM              084670207     6963     2372 SH       SOLE                     2074               298
Block (H&R)                    COM              093671105     1464    59650 SH       SOLE                    58550              1100
Brown Forman B                 COM              115637209      277     4000 SH       SOLE                     2000              2000
Burlington Resources           COM              122014103     1181    13700 SH       SOLE                    13150               550
Cablevision Systems            COM              12686C109     1508    64262 SH       SOLE                    48971             15291
Cadbury Schweppes              COM              127209302     1277    33350 SH       SOLE                    29650              3700
Carpenter Technology           COM              144285103      317     4500 SH       SOLE                     4500
Citigroup, Inc.                COM              172967101     3993    82278 SH       SOLE                    67769             14509
Coca-Cola Co.                  COM              191216100     1848    45845 SH       SOLE                    39845              6000
Comcast A SPCL                 COM              20030N200     2281    88795 SH       SOLE                    73595             15200
Comcast Corp. A                COM              20030N101      248     9572 SH       SOLE                     9572
Costco Wholesale               COM              22160K105     1358    27450 SH       SOLE                    24750              2700
Diageo PLC ADR                 COM              25243Q205      788    13515 SH       SOLE                    12715               800
Discovery Holding Co.          COM              25468y107      406    26769 SH       SOLE                    20187              6582
Dover Corp.                    COM              260003108     2482    61300 SH       SOLE                    51200             10100
Dress Barn                     COM              261570105      703    18200 SH       SOLE                    18200
Expedia, Inc.                  COM              30212p105      333    13899 SH       SOLE                    12275              1624
ExxonMobil Corp                COM              30231G102     2114    37639 SH       SOLE                    24859             12780
Freddie Mac                    COM              313400301     1011    15475 SH       SOLE                    11700              3775
Fulton Financial               COM              360271100     1107    62901 SH       SOLE                    55765              7136
Gannett Co.                    COM              364730101     1176    19416 SH       SOLE                    15691              3725
General Electric               COM              369604103      734    20945 SH       SOLE                    19345              1600
Genuine Parts                  COM              372460105      372     8475 SH       SOLE                     7275              1200
Harley Davidson                COM              412822108      707    13725 SH       SOLE                    13100               625
Hasbro, Inc.                   COM              418056107      486    24100 SH       SOLE                    11400             12700
Helmerich & Payne              COM              423452101      210     3400 SH       SOLE                     3400
Hershey Company                COM              427866108      390     7055 SH       SOLE                     3805              3250
IAC/InterActive Corp           COM              45840Q101      393    13899 SH       SOLE                    12275              1624
Int'l Game Tech.               COM              459902102      956    31075 SH       SOLE                    27325              3750
Interpublic Group              COM              460690100      414    42850 SH       SOLE                    39850              3000
J & J Snack Foods              COM              466032109      315     5300 SH       SOLE                     5300
Johnson & Johnson              COM              478160104     1780    29620 SH       SOLE                    24620              5000
Laboratory Corp                COM              50540R409      639    11875 SH       SOLE                    11175               700
Liberty Global A               COM              530555101      344    15269 SH       SOLE                    11334              3935
Liberty Global C               COM              530555309      324    15269 SH       SOLE                    11334              3935
Liberty Media Corp.            COM              530718105     2289   290862 SH       SOLE                   223976             66886
Lockheed Martin                COM              539830109      259     4065 SH       SOLE                     3865               200
Loews Corp.                    COM              540424108      641     6760 SH       SOLE                     4260              2500
Manpower, Inc.                 COM              56418H100      434     9325 SH       SOLE                     7225              2100
Marathon Oil                   COM              565849106      634    10400 SH       SOLE                    10400
Martin Marietta Matrls.        COM              573284106     2515    32781 SH       SOLE                    25381              7400
McGrath Rentcorp               COM              580589109      208     7500 SH       SOLE                     7500
McKesson Corp.                 COM              58155Q103     1117    21650 SH       SOLE                    18900              2750
Medical Services Intl          COM              58463C101        1  1000000 SH       SOLE                  1000000
Met-Pro Corp.                  COM              590876306      152    12800 SH       SOLE                    12800
Mile Marker Int'l              COM              599214202      127    35300 SH       SOLE                    35300
Mohawk Industries              COM              608190104     3523    40500 SH       SOLE                    34300              6200
Montpelier Re Holdings         COM              G62185106      469    24800 SH       SOLE                    19000              5800
Nat'l Penn Bancshares          COM              637138108      374    19650 SH       SOLE                    17929              1721
Nestle Reg ADR                 COM              641069406     3513    47120 SH       SOLE                    38970              8150
Newell Rubbermaid              COM              651229106      331    13900 SH       SOLE                    12400              1500
Nutraceutical Int'l Corp.      COM              67060Y101      188    13900 SH       SOLE                    13900
PepsiCo, Inc.                  COM              713448108      354     5986 SH       SOLE                     5986
Pfizer, Inc.                   COM              717081103     2154    92375 SH       SOLE                    65225             27150
Procter & Gamble               COM              742718109      269     4650 SH       SOLE                     4650
Progressive Corp.              COM              743315103     9039    77405 SH       SOLE                    58580             18825
Respironics Inc.               COM              761230101      297     8000 SH       SOLE                     8000
Risk, George Ind.              COM              767720204      242    32400 SH       SOLE                    32400
Schering Plough                COM              806605101      236    11300 SH       SOLE                     9900              1400
Scripps (E.W.) Co.             COM              811054204     2369    49340 SH       SOLE                    43740              5600
Sovereign Bancorp              COM              845905108     1160    53674 SH       SOLE                    53674
T J X Companies                COM              872540109     4652   200275 SH       SOLE                   167975             32300
Tel.& Data Sys Special         COM              879433860      240     6925 SH       SOLE                     6625               300
Telephone & Data Sys.          COM              879433100      903    25075 SH       SOLE                    21475              3600
Thor Industries                COM              885160101      898    22400 SH       SOLE                    19400              3000
Tiffany & Company              COM              886547108     2699    70490 SH       SOLE                    64040              6450
Time Warner                    COM              887317105      561    32182 SH       SOLE                    30182              2000
Transatlantic Holdings         COM              893521104      394     5868 SH       SOLE                     5618               250
Tyco International             COM              902124106     1104    38250 SH       SOLE                    28800              9450
United Health Group            COM              91324P102      221     3550 SH       SOLE                     2350              1200
Unitrin, Inc.                  COM              913275103      660    14650 SH       SOLE                     9150              5500
Verizon Communications         COM              92343V104      612    20332 SH       SOLE                    17613              2719
Viacom Inc. Cl B               COM              925524308      399    12242 SH       SOLE                    10817              1425
Wachovia Corp.                 COM              929903102     1698    32114 SH       SOLE                    32114
Wal-Mart Stores                COM              931142103     1791    38268 SH       SOLE                    33543              4725
Washington Post Cl B           COM              939640108     4754     6215 SH       SOLE                     5046              1169
Waste Management               COM              94106L109     1337    44050 SH       SOLE                    34750              9300
Wells Fargo                    COM              949746101     1415    22519 SH       SOLE                    16550              5969
Whirlpool Corp.                COM              963320106     2792    33335 SH       SOLE                    27585              5750
